Financial liabilities - Disclosure of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		1 Months Ended	12 Months Ended
	Jul. 10, 2020	Jun. 30, 2020	Dec. 31, 2024 EUR (€) borrowing	Dec. 31, 2023 EUR (€)
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			€ 5,210	€ 5,113
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			24,689	28,358
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			41,725	19,274
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total			39,412	51,867
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			800	500
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			837	1,637
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			100	100
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			200	200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			75	175
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, deferment period		1 year
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,272	1,285
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			631	1,904
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,289	1,317
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			948	2,237
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0	0
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			467	692
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			19,942	19,946
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			40,784	17,872
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			39,196	51,246
Lease liabilities | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			1,282	1,219
Lease liabilities | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,131	2,434
Lease liabilities | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			866	1,227
Lease liabilities | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			€ 216	€ 621
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, number of PGE | borrowing			2
Borrowing, maturity			5 years
Borrowing, deferment period			1 year